UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one): [_]  is a restatement.
                                 [_]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Atalanta Sosnoff Capital, LLC
          ---------------------------------
Address:  101 Park Avenue
          ---------------------------------
          New York, NY 10178
          ---------------------------------

Form 13F File Number:  28-01162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:   Kevin S. Kelly
        -------------------------------------------------
Title:  Chief Operating Officer & Chief Financial Officer
        -------------------------------------------------
Phone:  (212) 867-5000
        -------------------------------------------------

Signature, Place and Date of Signing:

/s/ Kevin S. Kelly             New York, N.Y.            07/09/09
-----------------------        ------------------        ----------
[Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
--------------------------------------------------------------------------------

Report Summary:


Number of Other Included Managers:          ONE
                                            ---


Form 13F Information Table Entry Total:     124
                                            ---


Form 13F Information Table Value Total:     6,017,504 (thousands)
                                            ---------


List of Other Included Managers:

No.   13F File Number   Name

 2    28-01974          Atalanta Sosnoff Management, LLC
---   ---------------   --------------------------------

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                                 June 30, 2009

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LIMITED                    COM              H0023R105    43059   973530 SH       Sole                            973530
ALLSTATE CORP                  COM              020002101    34213  1402177 SH       Sole                           1402177
AMERICAN TOWER CORP            COM              029912201    35953  1140269 SH       Sole                           1140269
APPLE INC                      COM              037833100   157221  1103846 SH       Sole                           1103846
AT&T INC                       COM              00206R102    35922  1446135 SH       Sole                           1446135
BANK OF AMERICA CORPORATION    COM              060505104    62488  4733935 SH       Sole                           4733935
CAPITAL ONE FINANCIAL CORP     COM              14040H105    37871  1730828 SH       Sole                           1730828
CELGENE CORP                   COM              151020104    48862  1021360 SH       Sole                           1021360
CHUBB CORP                     COM              171232101      447    11200 SH       Sole                             11200
CISCO SYS INC                  COM              17275R102    77015  4129499 SH       Sole                           4129499
CVS/CAREMARK CORP              COM              126650100    64344  2018941 SH       Sole                           2018941
DISNEY WALT CO                 COM              254687106    62326  2671478 SH       Sole                           2671478
EXPRESS SCRIPTS INC            COM              302182100    61961   901246 SH       Sole                            901246
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857    54901  1095606 SH       Sole                           1095606
GENZYME CORP                   COM              372917104    44407   797690 SH       Sole                            797690
GILEAD SCIENCES INC            COM              375558103    62724  1339115 SH       Sole                           1339115
GOLDMAN SACHS GROUP INC        COM              38141G104   150999  1024136 SH       Sole                           1024136
GOOGLE INC CL A                COM              38259P508   150187   356240 SH       Sole                            356240
HEWLETT PACKARD CO             COM              428236103   104550  2705044 SH       Sole                           2705044
IBM CORP                       COM              459200101   139151  1332609 SH       Sole                           1332609
INTEL CORP                     COM              458140100    43545  2631130 SH       Sole                           2631130
JPMORGAN CHASE & CO            COM              46625H100   108181  3171528 SH       Sole                           3171528
KOHLS CORP                     COM              500255104    36172   846117 SH       Sole                            846117
MCDONALDS CORP                 COM              580135101    60099  1045380 SH       Sole                           1045380
MEDCOHEALTH SOLUTIONS INC      COM              58405U102    70957  1555739 SH       Sole                           1555739

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                                 June 30, 2009

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MERCK & CO INC                 COM              589331107    74450  2662722 SH       Sole                           2662722
METLIFE INC                    COM              59156R108    27306   909906 SH       Sole                            909906
MICROSOFT CORP                 COM              594918104   119630  5032833 SH       Sole                           5032833
NORTEL NETWORKS CORP NEW       COM              656568508        3    17035 SH       Sole                             17035
OCCIDENTAL PETE CORP           COM              674599105   121813  1850986 SH       Sole                           1850986
PHILIP MORRIS INTERNATIONAL IN COM              718172109    62310  1428483 SH       Sole                           1428483
PRAXAIR INC                    COM              74005P104    29721   418191 SH       Sole                            418191
RESEARCH IN MOTION LTD         COM              760975102    43481   611632 SH       Sole                            611632
SCHLUMBERGER LTD               COM              806857108      503     9300 SH       Sole                              9300
STANDARD & POORS DEPOSITARY    COM              78462F103     1292    14050 SH       Sole                             14050
STAPLES INC                    COM              855030102    29502  1461929 SH       Sole                           1461929
STATE STR BOSTON CORP          COM              857477103     1306    27665 SH       Sole                             27665
TARGET CORP                    COM              87612E106    94515  2394591 SH       Sole                           2394591
TRANSOCEAN LTD ZUG             COM              H8817H100   109039  1467753 SH       Sole                           1467753
UNION PAC CORP                 COM              907818108    73404  1409993 SH       Sole                           1409993
UNITED TECHNOLOGIES CORP       COM              913017109    58600  1127799 SH       Sole                           1127799
VALE SA SPONSORED ADR          COM              91912E105    44959  2550131 SH       Sole                           2550131
VISA INC CL A                  COM              92826C839    38740   622227 SH       Sole                            622227
WAL MART STORES INC            COM              931142103    40637   838917 SH       Sole                            838917
WEATHERFORD INTL LTD           COM              H27013103    28668  1465637 SH       Sole                           1465637
WELLPOINT INC                  COM              94973V107    31206   613213 SH       Sole                            613213
WELLS FARGO & CO NEW           COM              949746101    28938  1192843 SH       Sole                           1192843
YUM! BRANDS INC                COM              988498101    14595   437770 SH       Sole                            437770
ISHARES TRUST MSCI EAFE INDEX                   464287465      343 7490.000 SH       Sole                          7490.000
REPORT SUMMARY                 49 DATA RECORDS             2822516            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                                 June 30, 2009

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1729    36762 SH       Sole                             36762
ACE LIMITED                    COM              H0023R105    96542  2182729 SH       Sole                           2182729
AIR PRODS & CHEMS INC          COM              009158106      280     4336 SH       Sole                              4336
ALLSTATE CORP                  COM              020002101    32798  1344194 SH       Sole                           1344194
ALTRIA GROUP INC COM           COM              02209S103      616    37574 SH       Sole                             37574
AMERICAN ELEC PWR INC          COM              025537101      536    18550 SH       Sole                             18550
AMERICAN EXPRESS CO            COM              025816109      560    24110 SH       Sole                             24110
AMERICAN TOWER CORP            COM              029912201    46730  1482087 SH       Sole                           1482087
APPLE INC                      COM              037833100   192349  1350479 SH       Sole                           1350479
AT&T INC                       COM              00206R102    83441  3359157 SH       Sole                           3359157
BANK OF AMERICA CORPORATION    COM              060505104    52543  3980559 SH       Sole                           3980559
BEST BUY INC                   COM              086516101      375    11185 SH       Sole                             11185
BOEING CO                      COM              097023105      347     8166 SH       Sole                              8166
BRISTOL MYERS SQUIBB CO        COM              110122108      670    32991 SH       Sole                             32991
CAPITAL ONE FINANCIAL CORP     COM              14040H105    36355  1661579 SH       Sole                           1661579
CELGENE CORP                   COM              151020104    52171  1090536 SH       Sole                           1090536
CISCO SYS INC                  COM              17275R102    77015  4129469 SH       Sole                           4129469
CONOCOPHILLIPS                 COM              20825C104      696    16547 SH       Sole                             16547
CVS/CAREMARK CORP              COM              126650100    69703  2187115 SH       Sole                           2187115
DISNEY WALT CO                 COM              254687106    63988  2742738 SH       Sole                           2742738
E M C CORP MASS                COM              268648102      405    30950 SH       Sole                             30950
EXPRESS SCRIPTS INC            COM              302182100    67678   984404 SH       Sole                            984404
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857    55301  1103595 SH       Sole                           1103595
GENERAL DYNAMICS CORP          COM              369550108      768    13865 SH       Sole                             13865
GENERAL ELECTRIC CO            COM              369604103      622    53092 SH       Sole                             53092
GENERAL MLS INC                COM              370334104      797    14225 SH       Sole                             14225
GENZYME CORP                   COM              372917104    48022   862616 SH       Sole                            862616
GILEAD SCIENCES INC            COM              375558103    71510  1526694 SH       Sole                           1526694
GOLDMAN SACHS GROUP INC        COM              38141G104   187226  1269844 SH       Sole                           1269844
GOOGLE INC CL A                COM              38259P508   171728   407335 SH       Sole                            407335
GRAYD RESOURCE CORP            COM              388902108        5    10000 SH       Sole                             10000
HEWLETT PACKARD CO             COM              428236103   121145  3134403 SH       Sole                           3134403
HONEYWELL INTL INC             COM              438516106      597    19025 SH       Sole                             19025
IBM CORP                       COM              459200101   153712  1472051 SH       Sole                           1472051
INTEL CORP                     COM              458140100    33007  1994396 SH       Sole                           1994396
ISHARES TRUST KLD SELECT SOCIA COM              464288802      343     8595 SH       Sole                              8595
JOHNSON & JOHNSON              COM              478160104     1032    18162 SH       Sole                             18162

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                                 June 30, 2009

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JPMORGAN CHASE & CO            COM              46625H100    92520  2712411 SH       Sole                           2712411
KOHLS CORP                     COM              500255104    30539   714358 SH       Sole                            714358
KRAFT FOODS INC                COM              50075N104      768    30314 SH       Sole                             30314
MARATHON OIL CORP              COM              565849106      891    29565 SH       Sole                             29565
MCDONALDS CORP                 COM              580135101    75051  1305462 SH       Sole                           1305462
MEDCOHEALTH SOLUTIONS INC      COM              58405U102    74812  1640245 SH       Sole                           1640245
MERCK & CO INC                 COM              589331107    68417  2446962 SH       Sole                           2446962
METLIFE INC                    COM              59156R108    31773  1058745 SH       Sole                           1058745
MICROSOFT CORP                 COM              594918104   134137  5643105 SH       Sole                           5643105
NOKIA CORP SPONSORED ADR       COM              654902204      562    38530 SH       Sole                             38530
OCCIDENTAL PETE CORP           COM              674599105   133274  2025132 SH       Sole                           2025132
ORACLE CORP                    COM              68389X105      624    29150 SH       Sole                             29150
PEPSICO INC                    COM              713448108     1021    18580 SH       Sole                             18580
PFIZER INC                     COM              717081103      172    11471 SH       Sole                             11471
PG&E CORP                      COM              69331C108      929    24175 SH       Sole                             24175
PHILIP MORRIS INTERNATIONAL IN COM              718172109    90281  2069716 SH       Sole                           2069716
PNC BANK CORP                  COM              693475105      332     8550 SH       Sole                              8550
PRAXAIR INC                    COM              74005P104    30691   431841 SH       Sole                            431841
PROCTER & GAMBLE CO.           COM              742718109      603    11800 SH       Sole                             11800
RESEARCH IN MOTION LTD         COM              760975102    43852   616851 SH       Sole                            616851
SAFEWAY INC                    COM              786514208      622    30530 SH       Sole                             30530
SCHLUMBERGER LTD               COM              806857108      470     8694 SH       Sole                              8694
STAPLES INC                    COM              855030102     5053   250407 SH       Sole                            250407
TARGET CORP                    COM              87612E106   103457  2621145 SH       Sole                           2621145
TRANSOCEAN LTD ZUG             COM              H8817H100   112478  1514043 SH       Sole                           1514043
TRI VY CORP                    COM              895735108       31    30000 SH       Sole                             30000
UNION PAC CORP                 COM              907818108   105636  2029112 SH       Sole                           2029112
UNITED TECHNOLOGIES CORP       COM              913017109    88358  1700497 SH       Sole                           1700497
VALE SA SPONSORED ADR          COM              91912E105    53514  3035410 SH       Sole                           3035410
VISA INC CL A                  COM              92826C839    44164   709344 SH       Sole                            709344
WAL MART STORES INC            COM              931142103    92883  1917490 SH       Sole                           1917490
WEATHERFORD INTL LTD           COM              H27013103     5223   267022 SH       Sole                            267022
WELLPOINT INC                  COM              94973V107     6336   124500 SH       Sole                            124500
WELLS FARGO & CO NEW           COM              949746101    26372  1087045 SH       Sole                           1087045
WTS DIME BANCORP INC NEW       COM              25429Q110        0    19750 SH       Sole                             19750
YUM! BRANDS INC                COM              988498101    15011   450246 SH       Sole                            450246
ISHARES TRUST MSCI EAFE INDEX                   464287465      469 10241.000SH       Sole                         10241.000
VANGUARD INTL EQUITY EMERGING                   922042858      319 10023.000SH       Sole                         10023.000
REPORT SUMMARY                 75 DATA RECORDS             3194988            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                       2